Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of revenue from contracts with customers [Abstract]
Disaggregation Of Revenue
The majority of the Corporation's revenues are derived from the sale of physical power, capacity and environmental attributes, leasing of power facilities, and from energy marketing and trading activities, which the Corporation disaggregates into the following groups for the purpose of determining how economic factors affect the recognition of revenue.

Year ended Dec. 31, 2019	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Revenues from contracts with customers	395	10	205	87	244	142	—	—	1,083
Revenue from leases(1)	65	—	—	65	—	—	—	—	130
Revenue from derivatives	(17)	160	2	—	18	—	129	4	296
Government incentives	—	—	—	—	8	—	—	—	8
Revenue from other(2)	373	401	2	8	42	14	—	(10)	830
Total revenue	816	571	209	160	312	156	129	(6)	2,347

Revenues from contracts with customers
Timing of revenue recognition
At a point in time	41	10	—	—	27	—	—	—	78
Over time	354	—	205	87	217	142	—	—	1,005
Total revenue from contracts with customers	395	10	205	87	244	142	—	—	1,083
(1) Total rental income, including contingent rent related to certain PPAs and other long-term contracts that meet the criteria of operating leases.
(2) Includes merchant revenue and other miscellaneous.

Year ended Dec. 31, 2018	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Revenues from contracts with customers	517	9	224	91	206	132	—	—	1,179
Revenue from leases(1)	68	—	—	68	27	7	—	—	170
Revenue from derivatives	(1)	115	4	—	(20)	—	67	—	165
Government incentives	—	—	—	—	16	—	—	—	16
Revenue from other(2)	328	318	4	6	53	17	—	(7)	719
Total revenue	912	442	232	165	282	156	67	(7)	2,249

Revenues from contracts with customers
Timing of revenue recognition
At a point in time	38	9	—	—	18	—	—	—	65
Over time	479	—	224	91	188	132	—	—	1,114
Total revenue from contracts with customers	517	9	224	91	206	132	—	—	1,179
(1) Total rental income, including contingent rent related to certain PPAs and other long-term contracts that meet the criteria of operating leases (2017 - $247 million).
(2) Includes merchant revenue and other miscellaneous.

Changes In Contract Liabilities
The Corporation has recognized the following revenue-related contract liabilities:

Contract liabilities	2019	2018
Balance, beginning of the year	88	62
IFRS 16 and 15 transition adjustments(1)	15	17
Amounts transferred to revenue included in opening balance	(10)	(10)
Consideration received	5	13
Increases due to interest accrued and expensed during the period	5	6
Contract termination associated with the purchase of Keephills 3 (Note 4(D))	(88)	—
Balance, end of year	15	88
Current portion	1	8
Long-term portion	14	80